Stockholders' Equity and Partners' Capital - Narrative (Details)			3 Months Ended				6 Months Ended
	Jul. 06, 2022 $ / shares	Jul. 01, 2022 $ / shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares	Jun. 30, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount remaining available for issuance under the new ATM			$ 750,000,000				$ 750,000,000
Authorized amount stock repurchase plan									$ 300,000,000
Remaining amount of available for repurchase			300,000,000				300,000,000
Dividend distributions declared, but not paid			$ 75,765,000		$ 71,302,000		75,765,000	$ 71,302,000
Common stock dividends declared (in dollars per share) | $ / shares			$ 0.325	$ 0.325	$ 0.320	$ 0.320
Distributions paid (in dollars per share) | $ / shares	$ 4.82
Operating Partnership distributions paid (in dollars per share) | $ / shares	$ 4.82
Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock dividends declared (in dollars per share) | $ / shares		$ 0.029
Operating Partnership distributions paid (in dollars per share) | $ / shares		$ 0.029
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount remaining available for issuance under the new ATM						$ 750,000,000
Restricted Common Stock
Incentive Plan
Nonvested awards, total compensation cost not yet recognized			$ 6,200,000				$ 6,200,000
Period for recognition (in years)							1 year 7 months 6 days
Restricted Common Stock | Minimum
Incentive Plan
Award vesting period							3 years
Restricted Common Stock | Maximum
Incentive Plan
Award vesting period							4 years
Restricted Common Stock | General and Administrative Expense
Incentive Plan
Compensation expense			$ 2,200,000		$ 2,100,000		$ 4,200,000	$ 5,400,000
Amended and Restated 2006 Incentive Plan
Incentive Plan
Number of shares authorized (in shares) | shares			10,000,000				10,000,000
Number of shares available for grant (in shares) | shares			9,647,839				9,647,839
Healthcare Trust of America Holdings, LP (HTALP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend distribution ratio							1
Common stock dividends declared (in dollars per share) | $ / shares			$ 0.325	$ 0.325	$ 0.320	$ 0.320